NATURE AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
NATURE AND DESCRIPTION OF BUSINESS

NOTE 1 – NATURE AND DESCRIPTION OF BUSINESS

TC BioPharm (Holdings) plc (“TC BioPharm” or the “Company”) was incorporated on October 25, 2021 as a Public limited company, limited by shares, in Scotland and domiciled in the United Kingdom and has the following wholly owned subsidiaries: TC BioPharm Limited, TC BioPharm (North America) Inc. and TC BioPharm BV (together the “Group” and “Company”).

The principal activity of the Company is as a clinical stage immuno-therapy company pioneering commercialization of allogeneic, ‘off-the-shelf’ gamma-delta T cell (‘GD-T’) therapies, ranging from unmodified GD-T therapies to treat hematological cancers and viral infections, to sophisticated proprietary GD-T CAR-T products designed to reach and treat solid tumors.

The Company was historically classified as a foreign private issuer (“FPI”), and as of June 30, 2023, the Company determined that, pursuant to the definition provided in Rule 405 of the Securities Act of 1933, it no longer satisfied the criteria to be considered an FPI. Pursuant to section 6120 of the Securities and Exchange Commission’s (“SEC”) financial reporting manual (“FRM”) the Company was permitted to continue to use forms applicable to FPIs for the remainder of its fiscal year ended December 31, 2023. Starting on January 1, 2024, the Company began using the forms prescribed for domestic registrants and filed a Form 10-K for its fiscal year ended December 31, 2023. As of June 28, 2024, the Company determined that it requalified to be an FPI (as that term has been defined by Rule 405 of the Securities Act of 1933). Pursuant to Rule 405 of the Securities Act of 1933, the Company was immediately permitted to use forms and rules designated for FPIs. Thus, the Company began using such forms and rules as of June 28, 2024.

ADS Ratio Changes

On December 15, 2023, the Company changed its ratio of American Depositary Shares (“ADSs”) ordinary shares from one ADS representing one ordinary share to one ADS representing 20 ordinary shares (the “ADS Ratio Change”).

On July 31, 2024, the Company changed its ratio of its ADSs to ordinary shares from one ADS representing 20 ordinary shares to one ADS representing 200 ordinary shares.

On February 10, 2025, the Company changed its ratio of ADSs ordinary shares from one ADS representing 200 ordinary shares to one ADS representing 4,000 ordinary shares.

As a result of the ratio changes, all references in these consolidated financial statements and accompanying notes to units of ordinary shares underlying ADSs are reflective of the ratio change for all periods presented. In addition, the exercise prices and the numbers of ordinary shares issuable upon the exercise of any outstanding options to purchase ordinary shares were proportionally adjusted pursuant to the respective anti-dilution terms of the share-based payment plans.

Share Issuances

Immediately prior to completion of the IPO, the Company re-organized its share capital whereby all of the outstanding series A ordinary shares were re-designated as ordinary shares of TC BioPharm (Holdings) plc on a one for one basis. Immediately prior to the completion of the offering, a further 24,693 ordinary shares were issued, under the terms of the Articles of Association to certain shareholders who, prior to the IPO, owned A ordinary shares which carried the right, to subscribe at nominal value for a certain number of additional shares, calculated by reference to the pre-money valuation of the IPO. The fair value of the shares issued was £3.8 million.

On February 10, 2022, the Company issued 16 ADSs representing 63,280 ordinary shares with nominal value of £31,640 and warrants to buy 32 ADSs on conversion of loan notes totaling $13.4 million (£9.9 million).

On February 10, 2022, the Company completed the IPO, listing on Nasdaq, issuing 21 ADSs representing 82,353 ordinary shares with nominal value of £41,176 and warrants to buy 47 ADSs for proceeds before expenses of $17.5 million (£12.8 million). Funding costs of $3.0 million (£2.2 million) including underwriter fees were incurred.

Between June 7, 2022 and June 8, 2022, the Company issued and sold 58 ADSs representing 230,000 ordinary shares generating proceeds of $4.6 million (£3.7 million) before deductions for offering expenses of approximately $0.8 million (£0.6 million).

On August 9, 2022, Convertible Loan Noteholders with loan notes with a face value of $0.8 million (£0.6 million) agreed to not exercise their right to be repaid and in consideration for this agreement received warrants over 11,678 ordinary shares. In addition, the conversion price of the loan notes was amended to be the lower of (i) the 5-day trailing VWAP of the Company’s ADS calculated as at 31 January 2023 and (ii) $5,000, subject to not being below $2,000.

On August 9, 2022, the Company issued 1 ADSs representing 3,676 ordinary shares and warrants to buy 2 ADSs on conversion of loan notes totaling $0.8 million (£0.7 million).

On November 15, 2022, the Company issued 21 Ordinary shares (number stated prior to the reverse split) for a consideration of $7.565 (£6.362) per share.

On November 24, 2022, the Company issued 3 Ordinary shares for a consideration of $6.51 (£5.41) per share.

On November 27, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”) as purchasers. Pursuant to the Purchase Agreement, the Company sold, and the Investors purchased in a private placement an aggregate of 39 American Depositary Shares (the “ADSs”), pre-funded warrants to purchase up to 329 ADS (the “Pre-Funded Warrants”), Series A purchase warrants to purchase up to 368 ADSs (the “Series A Ordinary Warrants”) and Series B purchase warrants to purchase up to 368 ADSs (the “Series B Ordinary Warrants” and together with the Series A Ordinary Warrants, the “Ordinary Warrants”) for aggregate gross proceeds of $7.4 million (£6.1 million), excluding any proceeds that may be received upon exercise of the Ordinary Warrants. The purchase price for each ADS and associated Ordinary Warrants is $100 and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants is $99.98.

During January of 2023, the Company issued 329 ADSs (on a post-ratio change basis) or 1,315,000 ordinary shares, par value £0.0001 per share of Company, based on a price per share of £0.0001 on exercise of pre-funded warrants that had been issued in prior financing rounds. As the pre-funded warrants contained a nominal exercise price, the exercise of the pre-funded warrants resulted in nominal proceeds to the Company.

On March 27, 2023, the Company, entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Investors, pursuant to which the Company agreed to issue and sell an aggregate of 54 ADSs (on a post-ratio change basis), or 215,000 ordinary shares, pre-funded warrants to purchase up to 806 ADS (on a post-ratio change basis) (the “Pre-Funded Warrants”), and Series C purchase warrants to purchase up to 859 ADSs (on a post-ratio change basis) (the “Ordinary Warrants” and together with the Pre-Funded Warrants and the ADSs, the “Securities”). In addition, the Company also issued placement agent warrants to purchase 64 ADSs (on a post-ratio change basis). The purchase price for each ADS and associated Ordinary Warrants was $6,400 (on a post-ratio change basis) and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants was $6,396 (on a post-ratio change basis). The Ordinary Warrants were immediately exercisable, expire five years from the date of issuance and the Pre-Funded Warrants may be exercised at any time until all of the Pre-Funded Warrants are exercised in full. The total net proceeds from this offering were approximately £4.0 million (or approximately $4.9 million), after deducting estimated offering expenses of approximately £0.5 million.

On March 27, 2023 the Company also agreed that certain existing warrants to purchase up to an aggregate of 700 ADSs (on a post-ratio change basis) of the Company that were previously issued on November 30, 2022, at an exercise price of $20,000 per ADS (on a post-ratio change basis) and expiration dates of May 30, 2025 and May 30, 2028, were amended so that the amended warrants had a reduced exercise price of $7,000 per ADS (on a post-ratio change basis).

In the period from June 2023 to August 2023, Convertible Loan Noteholders with loan notes with a face value of $0.81 million (£0.63 million) converted the loan notes into equity through the issuance of 1,590,130 Ordinary shares.

On August 30, 2023, the Company entered into an agreement with its Series A and B warrant holders whereby it induced 350 and 350 of the outstanding warrants (on a post-ratio change basis), respectively. In addition, the Company also entered into an agreement with its Series C warrant holders to induce all of the outstanding warrants (859 (on a post-ratio change basis)). The inducement resulted in gross proceeds to the Company of approximately $2.8 million. In order to incentivize the inducement, the Company issued 3,119 Series D warrants (on a post-ratio change basis) to certain Series A and B warrant holders and all Series C warrant holders. In addition, the Company also issued placement agent warrants to purchase 117 ADSs (on a post-ratio change basis).

On December 18, 2023, the Company entered into a Third Securities Purchase Agreement (the “Third Purchase Agreement”) with a certain institutional investor (the “Investor”) pursuant to which the Company agreed to issue and sell to the Investor in a best-efforts public offering 375 ADSs (on a post-ratio change basis) representing 1,500,000 ordinary shares, pre-funded warrants to purchase up to 8,375 ADS (on a post-ratio change basis) representing 33,500,000 Ordinary Shares (the “Pre-Funded Warrants”), and series E purchase warrants to purchase up to 8,750 ADSs (on a post-ratio change basis) representing 35,000,000 Ordinary Shares (the “Warrants” and together with the Pre-Funded Warrants and the ADSs, the “Securities”). The purchase price for each ADS and associated Warrant was $400 and the purchase price per each Pre-Funded Warrant and associated Warrant was $400. The Warrants are immediately exercisable, will expire five years from the date of issuance and have an exercise price of £316.28 per ADS (on a post-ratio change basis). The Pre-Funded Warrants may be exercised at any time until all of the Pre-Funded Warrants are exercised in full at an exercise price of $0.20 per ADS (on a post-ratio change basis). Additionally, the Company agreed that a certain number of existing warrants to purchase up to an aggregate of 3,119 ADSs (on a post-ratio change basis) of the Company that was previously issued on September 5, 2023, at an exercise price of £1,400 per ADS (on a post-ratio change basis) and an expiration date of March 5, 2029, were amended effective upon the closing of the offering so that the amended warrant will have a reduced exercise price of £316.28 per ADS (on a post-ratio change basis). The Securities Purchase Agreements resulted in gross proceeds of $3.5 million.

During January of 2024, the Company issued 6,990 ADSs (on a post-ratio change basis) or 27,960,000 ordinary shares, based on a price per share of £0.0001 on exercise of pre-funded warrants that had been issued in prior financing rounds. As the pre-funded warrants contained a nominal exercise price, the exercise of the pre-funded warrants resulted in nominal proceeds to the Company.

 On March 8, 2024, the company issued 605 ADSs (on a post-ratio change basis) or 2,421,400 ordinary shares, based on a price per share of £0.0001 on exercise of share options that had been issued to a consultant as part of the consideration for undertaking consulting services. The issued shares options were recognized as non-employee compensation expense in accordance with Accounting Standards Codification (“ASC”) 718 Compensation – Stock Compensation.

On March 11, 2024, the Company issued 119 ADSs (on a post-ratio change basis) or 476,153 ordinary shares of Company to Bryan Kobel, the Chief Executive Officer of the Company following an agreement to convert an aggregate amount of approximately £19,765 (or approximately $24,760) of accrued but unpaid contractual pension benefits owed to him. The issued ADSs were based on a price per ADS equal to the closing price of the Company’s ADSs on the Nasdaq Capital Market on March 7, 2024.

On March 12, 2024, the Company issued 3,119 ADSs (on a post-ratio change basis) representing 12,475,000 ordinary shares of the Company upon exercise of outstanding Series D warrants resulting in gross cash proceeds to the Company of £986,772 (approximately $1,263,000).

On May 6, 2024, the Company entered into a letter agreement (the “Inducement Letter”) with certain holders (the “Holders”) of existing Series E warrants (the “Existing Warrants”) to purchase ordinary shares represented by ADSs of the Company. The Existing Warrants were issued on December 21, 2023 and have an exercise price of £357 per ADS (on a post-ratio change basis). Each ADS represents 4,000 ordinary shares of the Company. Pursuant to the Inducement Letter, the Holders agreed to exercise their Existing Warrants to purchase an aggregate of 8,750 ADSs (on a post-ratio change basis) of the Company for cash and the payment of £19.925 (US$25.00) per new warrant in consideration for the Company’s agreement to issue new Series F warrants to purchase ordinary shares represented by ADSs (the “New Warrants”) to purchase up to 70,000,000 of the Company’s ordinary shares represented by 17,500 ADSs (on a post-ratio change basis). The Company received aggregate gross proceeds of approximately £3.1 million from the exercise of the Existing Warrants by the Holders, prior to deducting placement agent fees and estimated offering expenses.

On August 13, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an investor (the “Investor”) pursuant to which the Company agreed to issue and sell to the Investor in a best-efforts public offering 1,198 ADSs (on a post-ratio change basis) representing 4,790,000 ordinary shares, pre-funded warrants to purchase up to 98,802 ADSs (on a post-ratio change basis) representing 395,210,000 Ordinary Shares (the “Pre-Funded Warrants”), and series G purchase warrants to purchase up to 100,000 ADSs (on a post-ratio change basis) representing 400,000,000 Ordinary Shares (the “Warrants” and together with the Pre-Funded Warrants and the ADSs, the “Securities”). The purchase price for each ADS and associated Warrant was $20.00 (on a post-ratio change basis) and the purchase price per each Pre-Funded Warrant and associated Warrant was $19.98 (on a post-ratio change basis). The Warrants are immediately exercisable, will expire one year from the date of issuance and have an exercise price of £15.60 per ADS (on a post-ratio change basis), subject to adjustment as set forth therein. The Pre-Funded Warrants may be exercised at any time until all of the Pre-Funded Warrants are exercised in full at an exercise price of $0.02 per ADS (on a post-ratio change basis), subject to adjustment therein. The offering closed on August 15, 2024. The Offering resulted in gross proceeds of $2.0 million (£1.6 million) before deducting related offering expenses.

On August 28, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors pursuant to which the Company agreed to issue and sell to the Investor in a best-efforts public offering 2,678 ADSs (on a post-ratio change basis) representing 10,711,600 Ordinary Shares, pre-funded warrants to purchase up to 297,322 ADSs (on a post-ratio change basis) representing 1,189,288,400 Ordinary Shares (the “Pre-Funded Warrants”), and series H purchase warrants to purchase up to 300,000 ADSs (on a post-ratio change basis) representing 1,200,000,000 Ordinary Shares (the “Warrants” and together with the Pre-Funded Warrants and the ADSs, the “Securities”). The purchase price for each ADS and associated Warrant is $20.00 (on a post-ratio change basis) and the purchase price per each Pre-Funded Warrant and associated Warrant is $19.98 (on a post-ratio change basis). The Warrants are immediately exercisable, will expire one year from the date of issuance and have an exercise price of £15.20 per ADS (on a post-ratio change basis), subject to adjustment. The Pre-Funded Warrants may be exercised at any time until all of the Pre-Funded Warrants are exercised in full at an exercise price of $0.02 per ADS, subject to adjustment. The offering closed on August 29, 2024. The offering resulted in gross proceeds of $6.0 million (£4.6 million) before deducting related offering expenses. As at December 31, 2024, prefunded warrants over 204,929,400 Ordinary shares remained outstanding.

In 2024, the series G and series H warrants representing a total of 57,100 ADSs (on a post-ratio change basis) representing 228,400,000 ordinary shares were exercised and the Company received $1.1 million in cash receipts in connection with the exercise.

On December 16, 2024, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co., LLC (“Wainwright”), under which the Company may offer and sell shares of its ADSs representing ordinary shares, par value £0.0001 per share (the “Shares”), having an aggregate sales price of up to $14,000,000 through Wainwright as the sales manager. Sales of the Company’s ADSs through Wainwright, if any, will be made by any method permitted by law deemed to be an “at the market offering” as defined in Rule 415(a)(4) under the Securities Act, including, without limitation, sales made directly on The Nasdaq Stock Market LLC (“Nasdaq”) or any other existing trading market for the Company’s ADSs. Wainwright will use commercially reasonable efforts to sell shares of the Company’s ADSs from time to time, based on instructions from the Company (including any price, time or size limits or other parameters or conditions the Company may impose). The Company will pay Wainwright a commission equal to 3.0% of the aggregate gross proceeds from the sales of the Company’s ADSs sold through Wainwright under the ATM Agreement and will also reimburse Wainwright for certain specified expenses in connection with entering into the ATM Agreement as well as in connection with each Representation Date (as defined in the ATM Agreement). In the period to December 31, 2024, the Company had issued 67,276 ADSs representing 269,105,200 Ordinary shares for total gross proceeds of $960,879 (£767,414).

Stock Dividend

On December 18, 2024, the Company publicly announced that its Board of Directors approved a special dividend to its shareholders of 0.25 ADSs for every 1 ADS held by shareholders, pending shareholder approval and that the dividend is expected to be declared on December 30, 2024, and payable to shareholders who own the Company’s stock at the close of trading on January 2, 2025 (the “Stock Dividend”). On December 30, 2024, the shareholders of the Company approved the Stock Dividend and the Company announced that shareholders of record on January 2, 2025 will be entitled to the Stock Dividend. 559,329,010 ordinary shares were issued in connection with the stock dividend.

Risks and Uncertainties

The Company is exposed to a variety of risks in the ordinary course of business, including, but not limited to, currency risk, liquidity risk, equity price risk and credit risk. The Company regularly assesses each of these risks to minimize any adverse effects on the business as a result of those factors.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved. Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Going Concern

Since its incorporation in 2014 the Company has been, and it continues to be, focused on the development of therapeutic products based around its gamma delta T cell platform technology, with the objective of conducting clinical trials to demonstrate safety and efficacy and eventually being granted regulatory approval to market and sell its products since its incorporation. This activity was expected to be in development for several years and has incurred considerable expenditures to date in research and development expenses and in conducting clinical trials. Similar to most development and/or clinical stage biotechnology companies, the Company has not yet generated any revenues from sales of products, but has obtained cash to finance its research, development and clinical trial activities from equity, debt and grant financings and from receipts from partners under collaborative co-development agreements. The Company is expected to continue in this clinical development phase for a number of years before any product becomes marketable. The Company therefore expects to continue to incur significant losses in the foreseeable future.

As of December 31, 2024, the Company’s cash and cash equivalents amounted to £1.2 million ($1.5 million). As of December 31, 2024, the Company had working capital of £1.6 million ($2.0 million) and a surplus of total assets over total liabilities (being total shareholders’ equity) of £3.0 million ($3.8 million). Cash used in operating activities for the year ended December 31, 2024 was £12.6 million ($15.8 million), and the Company expects to incur a continued outflow of cash for the foreseeable future. Net loss for the year ended December 31, 2024, comprised of total operating expenses and other corporate expenses, was £12.2 million ($15.3 million).

On May 7, 2025, the Company had cash on hand of £2.0 million ($2.7 million), which will not be sufficient to enable the Company to meet the cash requirements required to enable it to conduct its business plan after one year of these financial statements being issued. With existing resources, the Company expects to be able to fund current operations into June 2025.

Similar to many clinical development stage biotechnology companies, the Company’s future liquidity needs, and ability to address them, will largely be determined by the availability of capital, both generally and in particular to fund product candidates and key development and regulatory projects. As a pre-revenue biotechnology Company, operations have been financed though continuously raising capital, and management expects to continue to raise capital routinely. The Company is currently and continuously progressing various funding options to fill the projected working capital gap, which could be in the form of an equity raise or other forms of financings such as debt or convertible debt funding, or collaborations or licensing arrangements. Management believes that the ongoing financing initiatives should provide sufficient capital to finance planned operations through May 2026 (the ‘Going Concern Period’) and thereafter as our medium term development and clinical programs continue to progress. However, there can be no certainty that these initiatives will be successful and, if they are not, management will seek to deploy alternative plans, which could have a potentially significant negative impact on stockholders’ equity and on asset values. Such plans could include all or any of the following: raising additional capital through low priced and/or complex equity and/or debt financings, entering transactions involving sales, joint venturing or licensing of intellectual property, reducing and/or deferring discretionary spending on research and development or clinical programs, restructuring our operating model to take advantage of our quality systems and testing capabilities to generate short term revenues or reducing our cash burn rate through reduction in planned operating costs.

The accompanying financial statements have been prepared on the basis that the Company will continue as a going concern, which assumes the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not established a source of revenues sufficient to cover its operating costs, and as such, has been dependent since its incorporation in 2014 (and more recently its initial public listing in 2022) on funding ongoing operations primarily through ongoing initiatives to raise capital. Since its incorporation the Company has raised approximately £98.3 million ($122.9 million) in the form of equity finance, income from collaborative partnerships and non-dilutive grant income.

The Company expects to continue to require substantial capital to fund its clinical, development and operational requirements, and therefore incur further losses over the next several years as it develops its clinical products and it expects to finance these capital needs, as in the past, from the capital markets and from non-dilutive (including grants and collaborations) sources as they become available. The Company is currently appealing to Nasdaq against a delisting notice which was served on it by Nasdaq for its failure to comply with Nasdaq’s minimum bid price rule (which failure was subsequently been cured). That appeal is currently outstanding and in the meantime the Company’s American Depositary Shares are traded on the OTC Markets. The Company believes that either (a) its current suspension from trading on Nasdaq will be lifted, following the determination of its pending appeal, or (b) it will continue to trade on the OTC Markets; and it believes that it will continue to secure capital as an SEC Registrant from either of these listings, or from other sources, into the foreseeable future, although inevitably there can be no certainty in relation to future capital raising activities. If the Company is unable to maintain adequate liquidity, future operations will need to be scaled back or discontinued.

Based on the circumstances described above, management is of the view that there is inevitably substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.